Balance Sheet Details (Details) - Schedule of Accrued Expenses - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses [Member]
Accrued research and development	$ 616,707	$ 847,747
Accrued compensation	487,579	1,132,859
Accrued deferred offering costs	125,000	125,000
Accrued professional fees	550,415
Accrued implementation fees	93,787
Other accrued expenses	265,849	125,922
Accrued franchise taxes	60,530	177,600
Total	$ 2,199,867	$ 2,409,128